CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 1,443,598	$ 509,550
Restricted cash - current portion	4,122,701	560,000
Marketable securities available for sale	150,000	0
Note receivable	500,000	0
Other receivables	29,258	0
Prepaid expenses - current portion	1,102,355	49,882
Deferred financing cost	245,015	0
Due from parent company	331,335	0
Assets of discontinued operations - current portion	123,250	1,037,054
Total Current Assets	8,047,512	2,156,486
OTHER ASSETS:
Restricted cash - long-term portion	0	500,000
Prepaid expenses - long-term portion	40,250	0
Property and equipment, net	9,460,988	33,524
Mining rights	2,000	0
Goodwill	7,647,997	0
Reclamation bond deposit	4,557,629	0
Deposits	51,000	0
Assets of discontinued operations - long term portion	8,509	87,662
Total Other Assets - Net	21,768,373	621,186
Total Assets	29,815,885	2,777,672
CURRENT LIABILITIES:
Accounts payable and accrued expenses	5,353,696	56,479
Senior convertible promissory notes, net of debt discount	266,667	0
Convertible promissory notes, net of debt discount	457,771	0
Convertible promissory note - related party, net of debt discount	66,027	0
Note payable, net of debt discount	391,735	0
Note payable - related party, net of debt discount	391,735	0
Note payable - parent company	2,025,000	0
Derivative liability	11,510,601	0
Liabilities of discontinued operation	16,253	44,850
Total Liabilities	20,479,485	101,329
Commitments and Contingencies
STOCKHOLDERS' EQUITY :
Preferred Stock	328	0
Common stock ($.0001 Par Value; 500,000,000 Shares Authorized; 121,092,500 and 22,135,805 shares issued and outstanding as of September 30, 2011 and December 31, 2010, respectively)	12,109	2,213
Additional paid-in capital	107,865,076	4,749,678
Accumulated deficit	(87,299,448)	(2,075,548)
Accumulated deficit since inception of exploration stage (September 1, 2011)	(11,290,186)	0
Accumulated other comprehensive income - marketable securities available for sale	50,000	0
Accumulated other comprehensive loss - cumulative foreign currency translation adjustment	(978)	0
Total Sagebrush Gold Ltd. Equity	9,337,776	2,676,343
Non-Controlling Interest in Subsidiary	(1,376)	0
Total Stockholders' Equity	9,336,400	2,676,343
Total Liabilities and Stockholders' Equity	29,815,885	2,777,672
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY :
Preferred Stock	800	0
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY :
Preferred Stock	$ 75	$ 0